Condensed Interim Unaudited Balance Sheets (Parentheticals) - shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, shares authorized	90,000,000	90,000,000
Ordinary shares, shares issued	24,602,405	23,228,941
Ordinary shares, shares outstanding	24,602,405	23,228,941